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                                                                         [LOGO]
                                              FORTIS BENEFITS INSURANCE COMPANY
                                                                    MAY 1, 1999
PROFILE
THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU
SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE MASTERS+ ANNUITY.  THIS
ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

   Masters + Variable Annuity is a contract between you and Fortis Benefits Insurance Company. It is designed to help you accumulate assets for your retirement and other long term financial goals on a tax deferred basis.

   Masters + offers you a diverse selection of money managers and investment options. You may divide your money among the 18 investment portfolios of the Fortis Series Fund and ten fixed account options of Fortis Benefits.

   The investment portfolios offer professionally managed investment options with goals ranging from capital preservation to aggressive growth. Your choices are found on the next page. These portfolios are designed to provide you with better potential return than the fixed accounts. Your investment, however, is not guaranteed. The value of your Masters + contract can fluctuate up or down based on your choices and you may experience a loss. Masters + does provide you with a death benefit that protects your beneficiaries from such loss.

   The fixed accounts provide guaranteed interest rates set by Fortis Benefits for periods from one to ten years. When you invest in these guarantee periods, and leave the money in the contract until the end of the period, your investment and the interest rates are guaranteed. If you make any transfers or withdrawals of your investment before the end of the selected period, your contract value may increase or decrease depending on interest rate changes.

   Like most annuities, this contract has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your contract. Your contract value is based on your investment choices. You may withdraw money from your contract. However, as with most other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. You may also be subject to an IRS tax penalty if you make withdrawals before age 59 1/2.

   During the income phase, you can elect to receive regular payments from your contract. Depending on your choice, these payments can be fixed in dollar amount or can vary with investment performance. The amount of these income payments also are determined by the amount you are able to accumulate during the accumulation phase of your contract.

2. ANNUITY INCOME OPTIONS
   (THE INCOME PHASE)

   You may select one of four annuity income options:
     (1) monthly payments during your lifetime;
     (2) monthly payments during your lifetime, but with payments continuing to your beneficiary for a period from 10 to 20 years (as you select) if you die before the end of the selected period;
     (3) monthly payments during your lifetime and the lifetime of another person you select; and
     (4) monthly payments during your lifetime and the lifetime of another person, with the payments being reduced by 1/2 when one of you dies.

   At the start of the income phase, you can choose to have the payments come from the fixed account, the investment portfolios, or both. The dollar amount of your payments coming from the fixed account will be fixed. The payments from the investment portfolios you select will go up or down depending on their performance. Once payments begin, you cannot change your annuity option.


3. PURCHASING A MASTERS +
   VARIABLE ANNUITY CONTRACT

   You can buy this contract through your registered representative who can help you complete the proper forms. The minimum initial investment is $5,000 for non-qualified and $2,000 for qualified investments. You can make additional contributions of at least $50 at any time during the accumulation period. The minimum investment may be smaller for certain employer sponsored plans.

4. INVESTMENT OPTIONS

   You can invest your money in any of the following investment portfolios which are described in the fund prospectus:

   INTERNATIONAL STOCK

              Lazard - International Stock
              Fortis - Global Growth
              Morgan Stanley - Global Asset
                               Allocation

   DOMESTIC STOCK

   SMALL CAP  Fortis - Aggressive Growth
              Berger - Small Cap Value

   MID CAP    Fortis - Growth Stock
              Dreyfus - Mid Cap Stock

   LARGE CAP  Alliance - Large Cap Growth
              T. Rowe Price - Blue Chip Stock
              Dreyfus - S & P 500 Index
              Fortis - Growth & Income
              Fortis - Value
              Fortis - Asset Allocation

   INTERNATIONAL BONDS

              Mercury - Global Bond

   DOMESTIC BONDS

              Fortis - High Yield
              Fortis - Diversified Income
              Fortis - U.S. Government Securities

   CASH       Fortis - Money Market


   You may also choose to invest in the guaranteed fixed account. You can choose among guarantee periods ranging from one to ten years, each with its own interest rate. Once set, the rate will not change during the selected period. These accounts (except for the one year period) have a feature known as a market value adjustment (MVA). This means that if you transfer, withdraw or begin an income phase from one of these accounts before the end of the selected period, your contract value will be adjusted up or down depending on current interest rates.

5. EXPENSES

   We deduct insurance charges equal to 1.35% annually of the average daily value of your contract in the investment portfolios. As with other professionally managed investments, there are also investment charges on money in the investment portfolios, estimated to range from 0.35% to 1.25%.

   If you decide to cancel your contract or take money out in excess of the annual free withdrawal amount, there may be a withdrawal charge of a percentage of your investment. The annual free withdrawal amount is 10% of payments made plus any earnings. The withdrawal charge percentage declines with each year the payment is in the contract as follows:

-------------------------------------------------------------------------------
YEAR         1        2        3        4       5        6        7        8+
-------------------------------------------------------------------------------
WITHDRAWAL
CHARGE        7%       7%       6%       6%      5%       3%       1%       0%
-------------------------------------------------------------------------------

   In a limited number of states, you may also be assessed a state premium tax charge of up to 4%, depending upon the state. In these states, this tax will be deducted when you cancel the contract, begin the income phase, or if a death benefit is paid. In many states, there is no tax at all.

   The following chart is designed to help you understand the expenses in your contract. The column labeled "Total Annual Expenses" includes the total of 1.35% insurance charges and the investment management expenses for each portfolio. The right side of the chart shows you two examples of the expenses, in dollars, you could pay under the contract. The examples illustrate the average cost per $1,000 invested, earning 5% annually and withdrawals: (1) at the end of one year, and (2) at the end of ten years. In the first example, the total annual expenses are assessed along with the withdrawal charges. In the second example, the total annual expenses for the ten years are shown but there is no withdrawal charge assessed. The premium tax is assumed to be 0% for both examples. Please see the prospectus for more complete examples.


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PORTFOLIO                                  TOTAL       TOTAL
                                           ANNUAL      ANNUAL   TOTAL         EXAMPLES
                                         INSURANCE   INVESTMENT ANNUAL
                                          EXPENSES    EXPENSES  EXPENSES  1 YEAR    10 YEARS
---------------------------------------------------------------------------------------------
INTERNATIONAL STOCK

Lazard - International Stock                1.35%      0.94%     2.29%      $86      $259
Fortis - Global Growth                      1.35%      0.75%     2.10%      $84      $240
Morgan Stanley - Global Asset Allocation    1.35%      1.01%     2.36%      $87      $266
---------------------------------------------------------------------------------------------
DOMESTIC STOCK

SMALL CAP
Fortis - Aggressive Growth                  1.35%      0.72%     2.07%      $84      $237
Berger - Small Cap Value                    1.35%      1.24%     2.59%      $89      $289

MID CAP
Fortis - Growth Stock                       1.35%      0.65%     2.00%      $83      $229
Dreyfus  - Mid Cap Stock                    1.35%      1.25%     2.60%      $89      $290

LARGE CAP
Alliance  - Large Cap Growth                1.35%      1.25%     2.60%      $89      $290
T. Rowe Price  - Blue Chip Stock            1.35%      0.94%     2.29%      $86      $259
Dreyfus  - S&P 500 Index                    1.35%      0.46%     1.81%      $81      $209
Fortis - Growth & Income                    1.35%      0.67%     2.02%      $83      $231
Fortis - Value                              1.35%      0.76%     2.11%      $84      $241
Fortis - Asset Allocation                   1.35%      0.51%     1.86%      $82      $215
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INTERNATIONAL BONDS

Mercury - Global Bond                       1.35%      0.88%     2.23%      $85      $253
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DOMESTIC BONDS

Fortis - High Yield                         1.35%      0.56%     1.91%      $82      $220
Fortis - Diversified Income                 1.35%      0.52%     1.87%      $82      $216
Fortis - U.S. Government Securities         1.35%      0.51%     1.86%      $82      $215
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CASH

Fortis - Money Market                       1.35%      0.35%     1.70%      $80      $198
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

6. TAXES

   Your earnings are not taxed until you withdraw them from the contract. If you take money out during the accumulation phase, earnings come out first and are taxable ordinary income. If you make a withdrawal prior to age 59 1/2, you may be charged a 10% federal tax penalty on that amount. Payments during the income phase are considered partly a return of your original investment and partly earnings. You will only be taxed on the earnings portion. However, if your contract is funded with pretax or tax deductible dollars (qualified plan contributions), then the entire payment will be taxable.

7. ACCESS TO YOUR MONEY

   You can make withdrawals at any time during the accumulation phase. The minimum amount you can withdraw is $1,000. Any payment invested in the contract for more than seven years can be withdrawn without a charge. You can withdraw up to 10% of your total investment each year plus earnings at any time with no charge. All other withdrawals will be charged according to the table shown in Section 5 "Expenses". If you withdraw from the fixed account, your contract value may be subject to a market value adjustment. You may also have to pay income tax and a tax penalty on any money you withdraw.

   SYSTEMATIC WITHDRAWALS: You can have money automatically sent to you each month during the accumulation phase of your contract. Systematic withdrawals are available for amounts of $100 or more. Of course, withdrawals may be taxable and subject to an IRS tax penalty.

8. PERFORMANCE

   The value of your contract will go up or down depending on the investment portfolios you choose. The following chart shows the total return for each investment portfolio for the time periods shown. Insurance charges, investment management charges and all other expenses of the investment portfolio have been deducted from these numbers. These numbers do not reflect any withdrawal charges which, if applied, would reduce the performance. Past performance is not a guarantee of future results.

   ---------------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO                                   1998     1997    1996    1995      1994     1993     1992     1991    1990     1989
   ---------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL STOCK
   Lazard - International Stock               14.91%   10.49%  12.48%   12.83%       -        -        -       -        -        -
   Fortis - Global Growth                      9.87%    5.39%  17.50%   28.74%   -4.28%   16.34%       -       -        -        -
   Morgan Stanley - Global Asset Allocation   14.41%   11.99%  11.20%   15.90%       -        -        -       -        -        -

   DOMESTIC STOCK - SMALL CAP
   Fortis - Aggressive Growth                 19.55%    0.06%  6.19%   28.15%       -        -        -       -        -        -
   Berger - Small Cap Value*                      -        -      -        -        -        -        -       -        -        -

   DOMESTIC STOCK - MID CAP
   Fortis - Growth Stock                      17.42%   10.91%  14.85%   25.96%   -4.12%    7.32%    1.55%  51.44%    -4.40%  34.66%
   Dreyfus - Mid Cap Stock*                       -        -       -        -        -        -        -       -        -        -

   DOMESTIC STOCK - LARGE CAP
   Alliance - Large Cap Growth*                   -        -       -        -        -        -        -       -        -        -
   T. Rowe Price - Blue Chip Stock            26.39%   25.25%      -        -        -        -        -       -        -        -
   Dreyfus - S&P500 Index                     26.39%   30.55%      -        -        -        -        -       -        -        -
   Fortis - Growth & Income                   11.70%   25.98%  19.87%   27.98%       -        -        -       -        -        -
   Fortis - Value                              8.18%   23.56%      -        -        -        -        -       -        -        -
   Fortis - Asset Allocation                  18.36%   18.62%  10.99%   20.35%   -1.65%    8.32%    5.50%  25.93%    0.64%   22.04%

   INTERNATIONAL BONDS
   Mercury - Global Bond                      11.97%   -1.04%   1.86%   17.43%       -        -        -       -        -        -

   DOMESTIC BONDS
   Fortis - High Yield                        -0.73%    8.29%   9.03%   11.26%       -        -        -       -        -        -
   Fortis - Diversified Income                 4.88%    8.96%   2.74%   15.72%   -6.50%   11.25%    5.64%  13.11%    7.40%   10.80%
   Fortis - U.S. Government Securities         7.41%    7.62%   0.82%   17.22%   -7.71%    7.98%    4.70%  12.85%    6.45%       -

   CASH
   Fortis - Money Market                       3.90%    3.93%   3.75%    4.31%    2.52%    1.39%    1.97%   4.50%    6.42%    7.96%

   -------------
     *Inception date May 1, 1998; per the SEC, portfolio numbers must reflect an entire year's performance.
   Note: Masters Annuity was first offered for the sale on April 4, 1991.
   ----------------------------------------------------------------------------
9.  DEATH BENEFIT

    If you die during the accumulation phase, your contract beneficiary will receive a death benefit. This death benefit will be the greater of three amounts:

    1) the value of your contract;

    2) at the time of death, the highest anniversary contract value up to your 75th birthday; plus (a) any money you put in since that anniversary less
       (b) a proportionate reduction related to any money you took out since that anniversary.

    3) if you die before your 75th birthday, the value of all payments accumulated at 5%, less an adjustment for any money you took out. The maximum this amount can be is twice your adjusted payments. The adjustments are equal to a proportionate reduction related to any money you took out. If you die after age 75, the death benefit is slightly different.

10.    OTHER INFORMATION

       FREE LOOK PERIOD: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state). We will pay you the value of your contract without imposing a withdrawal charge. This may be more or less than the amount you invested. If required by law, we will return your original payment.

       NO PROBATE: In most cases, your beneficiary will receive the death benefit when you die without going through probate.

       DOLLAR COST AVERAGING: You can invest gradually with a regular amount of money into your chosen investment portfolios from any of the portfolios, or from the one year guarantee period of the fixed account. This can lower your average cost per unit over time as compared to your cost on a single purchase.

       AUTOMATIC REBALANCING: You can maintain your asset allocation mix by asking us to readjust your money on a periodic basis. This can help you keep your investment in line with your goals.

       NURSING HOME WAIVER: You will be able to take your money out without a withdrawal charge if you are in a nursing home and meet certain conditions.

       DISABILITY WAIVER: You will be able to take your money out without a withdrawal charge if you are disabled and meet certain conditions.

11.    INQUIRIES

       If you need more information, please contact us at:
       Fortis Benefits Insurance Company
       P.O. Box 64272, St. Paul, MN 55164
       800-800-2000, Ext. 30570